CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Cash and banks	R$ 53,449	R$ 103,541
Short-term investments	2,220,385	6,344,942
Total	2,273,834	6,448,483	R$ 5,762,081	R$ 3,393,377
Cash and cash equivalents	R$ 10,576	R$ 66,682
Proportion of average remuneration of short-term investments corresponded to CDI	106.17%	100.17%
Telefonica Global Technology
Disclosure of transactions between related parties [line items]
Cash and cash equivalents	R$ 10,576	R$ 66,682